Financial Instruments by Category	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category	Financial Instruments by Category
(1)Carrying amounts of financial instruments by category as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 203,599	₩ 228,898
Short-term financial instruments	415,034	324,304
Accounts receivable, net	56,318	81,152
Other receivables, net	532	16
Other current financial assets(*1)	4,333	6,602
Other non-current financial assets(*2)	3,212	1,767
Financial assets at fair value through profit or loss
Long-term financial instruments(*3)	600	—
Total	₩ 683,628	₩ 642,739
The carrying amounts of these financial instruments approximate their fair values; therefore, separate disclosure of fair value is not presented.
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.
(*3) Long-term financial instruments consist of convertible bonds and are included in other non-current financial assets.

	December 31, 2025	December 31, 2024
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 56,061	₩ 63,328
Long-term accounts payable	623	220
Accrued expenses (*1)	385	313
Other financial liabilities
Lease liabilities (*2)	8,311	7,121
Total	₩ 65,380	₩ 70,982
The carrying amounts of these financial instruments approximate their fair values; therefore, separate disclosure of fair value is not presented
(*1) Annual leave allowance, bonus accruals, etc. that should be paid to employees are excluded.
(*2) Lease liabilities were excluded from the fair value disclosure in accordance with IFRS 7 Financial Instruments:
Disclosures
(2) Net income and expenses from financial instruments for the years ended December 31, 2025, 2024 and 2023 are as f follows:

	2025	2024	2023
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 15,821	₩ 17,059	₩ 11,487
Differences in foreign currency	(4,218)	5,813	(1,654)
Financial assets at fair value through profit or loss
Interest income	1	—	5
Financial liabilities at amortized cost
Differences in foreign currency	2,221	(1,773)	(1,344)
Other financial liabilities
Interest expense	(282)	(135)	(162)
(3)Fair Value Hierarchy
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability;
•Level 3: unobservable inputs for the asset or liability.
The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of group-specific information. At this time, if all the significant input variables required to measure the fair value of a good are observable, the good is included in Level 2.
If more than one significant input variable is not based on observable market information, the item is included in Level 3.
The valuation techniques used to measure the fair value of a financial instrument include:
•Market price or dealer price of a similar financial instrument
•The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period

For the other financial instruments, the Group applied other valuation techniques such as discounted cash flow, etc.

There were no financial assets measured at fair value hierarchy level as of December 31, 2024. Financial instruments by fair value hierarchy level as of December 31, 2025 are as follows:

	December 31, 2025
	(In millions of Korean won)
	Level 1		Level 2		Level 3		Total
Fair value
Long-term financial instruments	₩	—	₩	—	₩	600	₩	600